Average Annual Total Returns		12 Months Ended	37 Months Ended	41 Months Ended	60 Months Ended	72 Months Ended
	Sep. 30, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000 Total Return Index (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 3000 Total Return Index (reflects no deduction for fees or expenses)
Average Annual Return, Percent		17.15%			13.15%	14.40%
Russell 2000 Total Return Index (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 2000 Total Return Index (reflects no deduction for fees or expenses)
Average Annual Return, Percent		12.81%	12.76%
Russell 1000 Total Return Index (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 1000 Total Return Index (reflects no deduction for fees or expenses)
Average Annual Return, Percent		17.37%			13.59%	14.79%
Russell 3000 Index (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 3000 Total Return Index(reflects no deduction for fees or expenses)
Average Annual Return, Percent		17.15%		15.61%
Russell Midcap Total Return Index (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell Midcap Total Return Index*(reflects no deduction for fees or expenses)
Average Annual Return, Percent		10.60%		9.60%
Argent Focused Small Cap ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		(2.88%)	10.61%
Performance Inception Date	Dec. 09, 2022
Argent Focused Small Cap ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		(2.93%)	10.59%
Argent Focused Small Cap ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent		(1.66%)	8.27%
Argent Focused Small Cap ETF Class | Russell 3000 Total Return Index (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 3000 Total Return Index (reflects no deduction for fees or expenses)
Average Annual Return, Percent		17.15%	20.86%
Argent Large Cap ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		8.60%			12.41%	13.52%
Performance Inception Date	Jan. 01, 2020
Argent Large Cap ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		8.58%			12.41%	13.52%
Argent Large Cap ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent		5.11%			9.94%	10.99%
Argent Mid Cap ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		(1.42%)		9.50%
Performance Inception Date	Aug. 16, 2022
Argent Mid Cap ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		(1.50%)		9.39%
Argent Mid Cap ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent		(0.78%)		7.41%